Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposit	$ 576,563	$ 570,740
Purchased notes, net	3,700	3,100
Notes issued	313,201	311,426
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	245,661
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	23,900	19,900
CIBC capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	301	303
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	195,600	185,200
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 30,900	$ 30,200